Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Allowance for Loan Losses) (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
IFRS Statement [Line Items]
Balance at beginning of period			$ 7,136
Total Allowance, including off-balance sheet instruments, at end of period	$ 8,834	$ 7,772	8,834	$ 7,772
Total Allowance for Loan Losses at end of period	7,811	6,784	7,811	6,784
Less: Total Allowance for off-balance sheet instruments	1,023	988	1,023	988
Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	403	334	403	323
Net remeasurement due to transfers into stage	(5)	(4)	(6)	(4)
New originations or purchases	9	17	24	33
Net repayments	(1)	(1)	(3)	(5)
Derecognition of financial assets (excluding disposals and write-offs)	(16)	(10)	(54)	(26)
Changes to risk, parameters, and models	(3)	43	23	63
Disposals	0	0	0	0
Write-offs	(2)	(3)	(6)	(8)
Recoveries	0	2	1	3
Foreign exchange and other adjustments	0	0	3	(1)
Total Allowance for Loan Losses at end of period	385	378	385	378
Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Residential mortgages [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Consumer instalment and other personal [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	2,072	1,766	1,895	1,704
Balance at beginning of period			1,809
Net remeasurement due to transfers into stage	0	(6)	44	1
New originations or purchases	94	111	270	309
Net repayments	(50)	(41)	(138)	(114)
Derecognition of financial assets (excluding disposals and write-offs)	(66)	(59)	(171)	(158)
Changes to risk, parameters, and models	361	241	1,077	653
Disposals	0	0	0	0
Write-offs	(386)	(275)	(1,103)	(795)
Recoveries	84	76	238	219
Foreign exchange and other adjustments	1	(19)	(2)	(25)
Total Allowance, including off-balance sheet instruments, at end of period	2,110	1,794	2,110	1,794
Total Allowance for Loan Losses at end of period	2,025	1,707	2,025	1,707
Less: Total Allowance for off-balance sheet instruments	85	87	85	87
Consumer instalment and other personal [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Consumer instalment and other personal [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Consumer instalment and other personal [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Credit Card 1 [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	2,644	2,480	2,577	2,352
Balance at beginning of period			1,934
Net remeasurement due to transfers into stage	(17)	(21)	30	(29)
New originations or purchases	37	47	116	144
Net repayments	15	11	70	102
Derecognition of financial assets (excluding disposals and write-offs)	(126)	(109)	(352)	(283)
Changes to risk, parameters, and models	488	366	1,386	1,024
Disposals	0	0	0	0
Write-offs	(478)	(360)	(1,408)	(1,031)
Recoveries	82	73	240	216
Foreign exchange and other adjustments	6	(46)	(8)	(54)
Total Allowance, including off-balance sheet instruments, at end of period	2,651	2,441	2,651	2,441
Total Allowance for Loan Losses at end of period	2,046	1,811	2,046	1,811
Less: Total Allowance for off-balance sheet instruments	605	630	605	630
Credit Card 1 [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Credit Card 1 [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Credit Card 1 [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	3,428	3,064	3,310	2,984
Net remeasurement due to transfers into stage	0	7	59	(6)
New originations or purchases	296	300	864	897
Net repayments	(27)	(18)	(58)	(68)
Derecognition of financial assets (excluding disposals and write-offs)	(432)	(455)	(1,164)	(1,317)
Changes to risk, parameters, and models	514	347	1,127	840
Disposals	0	0	0	0
Write-offs	(113)	(49)	(459)	(157)
Recoveries	25	21	51	41
Foreign exchange and other adjustments	(3)	(58)	(42)	(55)
Total Allowance, including off-balance sheet instruments, at end of period	3,688	3,159	3,688	3,159
Total Allowance for Loan Losses at end of period	3,355	2,888	3,355	2,888
Less: Total Allowance for off-balance sheet instruments	333	271	333	271
Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Stage 1 [member]
IFRS Statement [Line Items]
Balance at beginning of period			2,673
Total Allowance, including off-balance sheet instruments, at end of period	2,909	3,087	2,909	3,087
Total Allowance for Loan Losses at end of period	2,481	2,618	2,481	2,618
Less: Total Allowance for off-balance sheet instruments	428	469	428	469
Stage 1 [member] | Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	129	116	154	127
Net remeasurement due to transfers into stage	(10)	(7)	(24)	(18)
New originations or purchases	9	17	24	33
Net repayments	(1)	(1)	(3)	(3)
Derecognition of financial assets (excluding disposals and write-offs)	(2)	(2)	(5)	(4)
Changes to risk, parameters, and models	(32)	2	(103)	(50)
Disposals	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Foreign exchange and other adjustments	0	(1)	(1)	(2)
Total Allowance for Loan Losses at end of period	129	159	129	159
Stage 1 [member] | Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	42	41	110	97
Stage 1 [member] | Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(6)	(5)	(23)	(19)
Stage 1 [member] | Residential mortgages [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	(1)	0	(2)
Stage 1 [member] | Consumer instalment and other personal [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	688	675	688	654
Balance at beginning of period			653
Net remeasurement due to transfers into stage	(81)	(61)	(198)	(162)
New originations or purchases	94	111	270	309
Net repayments	(20)	(21)	(56)	(44)
Derecognition of financial assets (excluding disposals and write-offs)	(22)	(21)	(55)	(56)
Changes to risk, parameters, and models	(82)	(102)	(208)	(320)
Disposals	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Foreign exchange and other adjustments	0	(8)	(1)	(10)
Total Allowance, including off-balance sheet instruments, at end of period	692	691	692	691
Total Allowance for Loan Losses at end of period	663	654	663	654
Less: Total Allowance for off-balance sheet instruments	29	37	29	37
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	178	167	451	473
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(61)	(47)	(191)	(147)
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(2)	(2)	(8)	(6)
Stage 1 [member] | Credit Card 1 [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	915	964	988	954
Balance at beginning of period			709
Net remeasurement due to transfers into stage	(132)	(131)	(358)	(397)
New originations or purchases	37	47	116	144
Net repayments	0	(3)	14	59
Derecognition of financial assets (excluding disposals and write-offs)	(10)	(11)	(30)	(33)
Changes to risk, parameters, and models	(93)	(109)	(329)	(364)
Disposals	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Foreign exchange and other adjustments	3	(18)	(3)	(21)
Total Allowance, including off-balance sheet instruments, at end of period	943	967	943	967
Total Allowance for Loan Losses at end of period	695	687	695	687
Less: Total Allowance for off-balance sheet instruments	248	280	248	280
Stage 1 [member] | Credit Card 1 [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	301	303	810	872
Stage 1 [member] | Credit Card 1 [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(73)	(71)	(249)	(233)
Stage 1 [member] | Credit Card 1 [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(5)	(4)	(16)	(14)
Stage 1 [member] | Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,170	1,261	1,319	1,220
Net remeasurement due to transfers into stage	(27)	(21)	(66)	(85)
New originations or purchases	296	300	864	897
Net repayments	2	8	19	40
Derecognition of financial assets (excluding disposals and write-offs)	(161)	(173)	(494)	(524)
Changes to risk, parameters, and models	(61)	(20)	(221)	(136)
Disposals	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Foreign exchange and other adjustments	5	(27)	(12)	(14)
Total Allowance, including off-balance sheet instruments, at end of period	1,145	1,270	1,145	1,270
Total Allowance for Loan Losses at end of period	994	1,118	994	1,118
Less: Total Allowance for off-balance sheet instruments	151	152	151	152
Stage 1 [member] | Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	80	71	194	293
Stage 1 [member] | Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(158)	(128)	(441)	(411)
Stage 1 [member] | Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(1)	(1)	(17)	(10)
Stage 2 [member]
IFRS Statement [Line Items]
Balance at beginning of period			3,435
Total Allowance, including off-balance sheet instruments, at end of period	4,647	3,696	4,647	3,696
Total Allowance for Loan Losses at end of period	4,065	3,179	4,065	3,179
Less: Total Allowance for off-balance sheet instruments	582	517	582	517
Stage 2 [member] | Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	214	169	192	140
Net remeasurement due to transfers into stage	5	3	18	14
Net repayments	0	0	0	(2)
Derecognition of financial assets (excluding disposals and write-offs)	(8)	(5)	(20)	(13)
Changes to risk, parameters, and models	23	39	97	107
Disposals	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Foreign exchange and other adjustments	0	(1)	1	(1)
Total Allowance for Loan Losses at end of period	198	163	198	163
Stage 2 [member] | Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(42)	(40)	(107)	(95)
Stage 2 [member] | Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	12	8	40	31
Stage 2 [member] | Residential mortgages [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(6)	(10)	(23)	(18)
Stage 2 [member] | Consumer instalment and other personal [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,146	921	1,010	896
Balance at beginning of period			959
Net remeasurement due to transfers into stage	78	53	235	156
Net repayments	(25)	(18)	(70)	(62)
Derecognition of financial assets (excluding disposals and write-offs)	(31)	(25)	(77)	(72)
Changes to risk, parameters, and models	167	153	461	430
Disposals	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Foreign exchange and other adjustments	1	(9)	(2)	(12)
Total Allowance, including off-balance sheet instruments, at end of period	1,180	926	1,180	926
Total Allowance for Loan Losses at end of period	1,124	876	1,124	876
Less: Total Allowance for off-balance sheet instruments	56	50	56	50
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(177)	(166)	(448)	(469)
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	82	63	254	200
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(61)	(46)	(183)	(141)
Stage 2 [member] | Credit Card 1 [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,345	1,235	1,277	1,191
Balance at beginning of period			913
Net remeasurement due to transfers into stage	109	105	369	353
Net repayments	0	1	6	2
Derecognition of financial assets (excluding disposals and write-offs)	(17)	(18)	(51)	(59)
Changes to risk, parameters, and models	294	275	880	829
Disposals	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Foreign exchange and other adjustments	2	(22)	(4)	(27)
Total Allowance, including off-balance sheet instruments, at end of period	1,336	1,199	1,336	1,199
Total Allowance for Loan Losses at end of period	979	849	979	849
Less: Total Allowance for off-balance sheet instruments	357	350	357	350
Stage 2 [member] | Credit Card 1 [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(289)	(294)	(783)	(852)
Stage 2 [member] | Credit Card 1 [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	98	88	310	276
Stage 2 [member] | Credit Card 1 [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(206)	(171)	(668)	(514)
Stage 2 [member] | Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,778	1,441	1,521	1,417
Net remeasurement due to transfers into stage	26	27	119	78
Net repayments	(22)	(10)	(41)	(49)
Derecognition of financial assets (excluding disposals and write-offs)	(196)	(155)	(450)	(427)
Changes to risk, parameters, and models	340	120	736	376
Disposals	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Foreign exchange and other adjustments	9	(16)	9	(18)
Total Allowance, including off-balance sheet instruments, at end of period	1,933	1,408	1,933	1,408
Total Allowance for Loan Losses at end of period	1,764	1,291	1,764	1,291
Less: Total Allowance for off-balance sheet instruments	169	117	169	117
Stage 2 [member] | Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(80)	(71)	(194)	(291)
Stage 2 [member] | Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	163	131	453	420
Stage 2 [member] | Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(85)	(59)	(220)	(98)
Stage 3 [member]
IFRS Statement [Line Items]
Balance at beginning of period			1,028
Total Allowance, including off-balance sheet instruments, at end of period	1,278	989	1,278	989
Total Allowance for Loan Losses at end of period	1,265	987	1,265	987
Less: Total Allowance for off-balance sheet instruments	13	2	13	2
Stage 3 [member] | Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	60	49	57	56
Net remeasurement due to transfers into stage	0	0	0	0
Net repayments	0	0	0	0
Derecognition of financial assets (excluding disposals and write-offs)	(6)	(3)	(29)	(9)
Changes to risk, parameters, and models	6	2	29	6
Disposals	0	0	0	0
Write-offs	(2)	(3)	(6)	(8)
Recoveries	0	2	1	3
Foreign exchange and other adjustments	0	2	3	2
Total Allowance for Loan Losses at end of period	58	56	58	56
Stage 3 [member] | Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	(1)	(3)	(2)
Stage 3 [member] | Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(6)	(3)	(17)	(12)
Stage 3 [member] | Residential mortgages [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	6	11	23	20
Stage 3 [member] | Consumer instalment and other personal [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	238	170	197	154
Balance at beginning of period			197
Net remeasurement due to transfers into stage	3	2	7	7
Net repayments	(5)	(2)	(12)	(8)
Derecognition of financial assets (excluding disposals and write-offs)	(13)	(13)	(39)	(30)
Changes to risk, parameters, and models	276	190	824	543
Disposals	0	0	0	0
Write-offs	(386)	(275)	(1,103)	(795)
Recoveries	84	76	238	219
Foreign exchange and other adjustments	0	(2)	1	(3)
Total Allowance, including off-balance sheet instruments, at end of period	238	177	238	177
Total Allowance for Loan Losses at end of period	238	177	238	177
Less: Total Allowance for off-balance sheet instruments	0	0	0	0
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(1)	(1)	(3)	(4)
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(21)	(16)	(63)	(53)
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	63	48	191	147
Stage 3 [member] | Credit Card 1 [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	384	281	312	207
Balance at beginning of period			312
Net remeasurement due to transfers into stage	6	5	19	15
Net repayments	15	13	50	41
Derecognition of financial assets (excluding disposals and write-offs)	(99)	(80)	(271)	(191)
Changes to risk, parameters, and models	287	200	835	559
Disposals	0	0	0	0
Write-offs	(478)	(360)	(1,408)	(1,031)
Recoveries	82	73	240	216
Foreign exchange and other adjustments	1	(6)	(1)	(6)
Total Allowance, including off-balance sheet instruments, at end of period	372	275	372	275
Total Allowance for Loan Losses at end of period	372	275	372	275
Less: Total Allowance for off-balance sheet instruments	0	0	0	0
Stage 3 [member] | Credit Card 1 [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(12)	(9)	(27)	(20)
Stage 3 [member] | Credit Card 1 [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(25)	(17)	(61)	(43)
Stage 3 [member] | Credit Card 1 [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	211	175	684	528
Stage 3 [member] | Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	480	362	470	347
Net remeasurement due to transfers into stage	1	1	6	1
Net repayments	(7)	(16)	(36)	(59)
Derecognition of financial assets (excluding disposals and write-offs)	(75)	(127)	(220)	(366)
Changes to risk, parameters, and models	235	247	612	600
Disposals	0	0	0	0
Write-offs	(113)	(49)	(459)	(157)
Recoveries	25	21	51	41
Foreign exchange and other adjustments	(17)	(15)	(39)	(23)
Total Allowance, including off-balance sheet instruments, at end of period	610	481	610	481
Total Allowance for Loan Losses at end of period	597	479	597	479
Less: Total Allowance for off-balance sheet instruments	13	2	13	2
Stage 3 [member] | Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	(2)
Stage 3 [member] | Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(5)	(3)	(12)	(9)
Stage 3 [member] | Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	$ 86	$ 60	$ 237	$ 108